Share-Based Payments - Data Related to All Restricted Stock Unit Activity (Detail) - Restricted Stock Units [Member] shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) Employee shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	[1]	$ 584	$ 293	$ 371
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax		$ 254	$ 262	$ 279
Weighted-average period over which RSU cost is expected to be recognized (years)		1 year 8 months 12 days	1 year 8 months 12 days	1 year 9 months 18 days
Number of shares modified to accelerate vesting | shares		6.4
Number of employees affected by accelerated vesting | Employee		9,900
Number of shares scheduled for near-term vesting | shares		6.6
Incremental compensation cost resulting from plan modification		$ 0

[1]	Includes the modification for a commitment to pay 6.4 million RSUs to approximately 9,900 employees, including senior and key management employees, for the 6.6 million RSUs scheduled for near-term vesting. There was no material impact to compensation expense due to the modification.